Supplemental cash flow information (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2015	Oct. 01, 2015
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	$ 7,695	$ 7,695